LEASES (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Right-of-use assets
Balance at the beginning	₽ 125	₽ 111
Remeasurement / modification		81
Acquisition of a subsidiary (Note 6)	18
Depreciation expense	(45)	(67)
Balance at the end	98	125
Lease liabilities
Balance at the beginning	(113)	(100)
Remeasurement / modification		(80)
Acquisition of a Subsidiary To Lease Liabilities	(18)
Interest expense	(9)	(7)
Set-off	2
Payments	47	74
Balance at the end	₽ (91)	₽ (113)